Summary of significant accounting policies (Details Narrative) $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 24, 2021 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SGD ($) shares	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash and cash equivalents		$ 265,852			$ 143,024		$ 193,546	$ 189,996
Assets held in trust		86,972,255					86,472,912
Dividends on marketable securities held in trust		499,343					222,912
Federal depository insurance coverage		250,000					250,000
Deferred offering costs	$ 3,018,750			247,920
Deferred underwriting commissions		3,018,750					3,018,750
Other deferred costs, net	649,588
Purchase option fair value	$ 483,477
Dividends on marketable securities held in trust		$ 722,255					222,912
Allowance for doubtful accounts					197,438			80,799	$ 37,898
Other receivables allowance for doubtful account					2,209,825
Other receivables allowance for doubtful account
Allowance					0			0
Impairment of property and equipment					0			0
Impairment of intangible assets					167,787			0
Impairment loss on goodwill					971,229
Impairment of long-lived assets					167,787
Forward purchase receivables					21,892,527
Purchase liability					20,321,053
Advertising cost					21,795			270,361
Research and Development cost					17,209			129,265
Employee expenses					$ 505,591			$ 574,535
Income tax likelihood description					greater than 50% likely of being realized on examination	greater than 50% likely of being realized on examination
Convertible Debt Securities [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive shares | shares					1,411,725	1,411,725		4,458,625
Central Provident Fund [Member]
Subsidiary, Sale of Stock [Line Items]
Employee plan description					17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase	17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase
Skill Development Levy [Member]
Subsidiary, Sale of Stock [Line Items]
Employee plan description					up to 0.25% based on employee’s monthly salary capped $8.3 (SGD 11.25)	up to 0.25% based on employee’s monthly salary capped $8.3 (SGD 11.25)
Monthly salary					$ 8,300,000	$ 11,250
Social Insurance Fund [Member]
Subsidiary, Sale of Stock [Line Items]
Employee plan description					20% based on employee’s monthly salary	20% based on employee’s monthly salary
Trade union fee					2.00%
Redeemable Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Split ratio		78					71
Nonredeemable Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Split percentage		22					29
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred offering costs		$ 5,876,815					$ 5,876,815
Underwriting fee		1,725,000					1,725,000
Deferred underwriting commissions		3,018,750					3,018,750
Other deferred costs, net		649,588					649,588
Purchase option fair value		$ 483,477					$ 483,477